Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

26.Provisions

The Provisions, which amount to €5,084 thousand in 2024 (2023: €9,444 thousand) represent management’s best estimate of the potential liabilities. In managements’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.

The following tables show the movement of the provisions in 2024 and 2023:

		Provisions for
	Provisions for	contingencies	Other	Total
(Euro thousands)	litigation	and losses	provisions	provisions
At January 1, 2023	2,138	3,973	1,014	7,125
Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111
Provisions	6,370	—	153	6,523
Releases	(1,181)	(893)	(30)	(2,104)
Utilizations	(12)	(1,080)	(814)	(1,906)
Exchange differences	(124)	(70)	—	(194)
At December 31, 2023	7,191	1,930	323	9,444
Of which current	5,181	954	135	6,270
Of which non-current	2,010	976	188	3,174
Provisions	509	582	406	1,497
Releases	(1,217)	—	(93)	(1,310)
Utilizations	(4,146)	(48)	(31)	(4,225)
Exchange differences	(413)	91	—	(322)
At December 31, 2024	1,924	2,555	605	5,084
Of which current	—	1,118	406	1,524
Of which non-current	1,924	1,437	199	3,560

The provision for litigation includes provisions for various litigated matters that have occurred in the ordinary course of business.

The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations.